Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 2,845,000	$ 726,000	$ 1,437,000
Accounts receivable	1,616,000	2,231,000	3,001,000
Prepaid expenses and other current assets	248,000	435,000	104,000
Total current assets	4,709,000	3,392,000	4,542,000
Property and equipment, net	88,000	105,000	129,000
Total assets	4,797,000	3,497,000	4,671,000
Current liabilities:
Accounts payable	2,425,000	2,590,000	3,319,000
Deferred revenue, current	793,000	776,000	279,000
Accrued and other current liabilities	1,964,000	1,967,000	1,867,000
Total current liabilities	6,759,000	7,203,000	7,050,000
Loan	13,512,000	12,808,000	11,303,000
Total liabilities	20,271,000	20,011,000	18,353,000
Commitments and contingencies (Note 14)
Mezzanine Equity
Convertible Preferred Stock, $0.0001 par value; 329,671 shares and 0 shares authorized, at June 30, 2025 and December 31, 2024, respectively, 329,671 and 0 shares issued and outstanding as of June 30, 2025 and December 31, 2024 respectively	2,746,000
Stockholders’ deficit
Series preferred stock, $0.0001 par value; 150,000,000 shares and 88,400,879 shares authorized, at June 30, 2025 and December 31, 2024, respectively, 27,888,937 and 26,560,564 shares issued and outstanding as of June 30, 2025 and December 31, 2024 respectively	3,000	3,000	3,000
Common stock, $0.0001 par value; 200,000,000 and 112,000,000 shares authorized at June 30, 2025 and December 31, 2024, respectively; 3,164,758 and 2,963,695 shares issued and outstanding as of June 30, 2025 and December 31, 2024 respectively	1,000	1,000	1,000
Additional paid in capital	115,057,000	111,509,000	103,292,000
Accumulated other comprehensive income	(14,000)	44,000	76,000
Accumulated deficit	(133,267,000)	(128,070,000)	(117,054,000)
Total stockholders’ deficit	(18,220,000)	(16,513,000)	(13,682,000)
Total liabilities, redeemable convertible preferred stock, and stockholders’ deficit	4,797,000	3,497,000	4,671,000
Related Party [Member]
Current liabilities:
Related party loan	$ 1,577,000	$ 1,870,000	$ 1,585,000